INCOME TAXES (Details) - Schedule of deferred tax assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Deferred Tax Assets Abstract
Deferred revenue			¥ 11,786
Accrued expenses			106,404
Allowance for doubtful accounts	478	368	330,488
Net operating loss carry forwards	52,660	120,523	142,722
Excess advertising fee			12,630
Less: valuation allowance	(53,138)	(120,891)	(604,030)	¥ (99,670)
Total deferred tax assets, net